Credit Facility (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Contractual Future Principal Repayments in Relation to Credit Facility	Contractual future principal repayments in relation to the credit facility are as follows for the year ending December 31 (in thousands):

2015	$3,041
2016	3,118
2017	793

$6,952